EMPLOYEE BENEFITS - Narrative (Details) - Phantom shares [Member]	12 Months Ended
Jun. 30, 2018 ZAR (R)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Finite term of incentive term	5 years
Phantom share exercise price	R 0
3 years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested	20.00%
4 years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested	30.00%
5 years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested	50.00%